Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 1,584	$ 1,854
Property, plant, and equipment	73,953	78,846
Right-of-use assets	61,086	69,423
Non-current financial assets	9,093	6,524
Total non-current assets	145,716	156,647
Current assets
Trade receivables	2,602	20,361
Subsidies receivables	11,244	9,268
Other current assets	7,694	9,665
Current financial assets	24,186	499
Cash and cash equivalents	129,440	185,636
Total current assets	175,167	225,429
TOTAL ASSETS	320,883	382,076
Shareholders' equity
Share capital	2,946	2,945
Premiums related to the share capital	567,284	934,696
Currency translation adjustment	(29,626)	(18,021)
Retained earnings	(320,812)	(584,129)
Net income (loss)	(50,858)	(114,197)
Total shareholders' equity - Group Share	168,933	221,293
Non-controlling interests	11,588	15,181
Total shareholders' equity	180,522	236,474
Non-current liabilities
Non-current financial liabilities	15,636	20,030
Non-current lease debts	66,591	71,526
Non-current provisions	2,852	4,073
Other non-current liabilities		626
Total non-current liabilities	85,079	96,254
Current liabilities
Current financial liabilities	11,310	2,354
Current lease debts	8,091	8,329
Trade payables	24,159	23,762
Deferred revenues and contract liabilities	400	301
Current provisions	440	871
Other current liabilities	10,884	13,731
Total current liabilities	55,282	49,348
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 320,883	$ 382,076